Note 16 - Net Earnings Per Common Share	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Earnings Per Share [Text Block]
16.
       Net earnings per common share

The following table reconciles the denominator used to calculate earnings per common share:

	2019	2018

Shares issued and outstanding at beginning of period	35,980,047	35,916,383
Weighted average number of shares:
Issued during the period	2,245,229	111,904
Repurchased during the period	-	(76,076)
Weighted average number of shares used in computing basic earnings per share	38,225,276	35,952,211
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method	437,204	619,089
Number of shares used in computing diluted earnings per share	38,662,480	36,571,300